Related Party Transactions Other Than Board Compensation	12 Months Ended
Dec. 31, 2023
Related Party Transactions Other Than Board Compensation
Related Party Transactions Other Than Board Compensation

(G.6) Related Party Transactions Other Than Board Compensation

Certain Supervisory Board members of SAP SE currently hold, or held within the last year, positions of significant responsibility with other entities. We have relationships with certain of these entities in the ordinary course of business, whereby we buy and sell products, assets, and services at prices believed to be consistent with those negotiated at arm’s length between unrelated parties.

Companies controlled by Hasso Plattner, Chairperson of the Supervisory Board of SAP SE and Chief Software Advisor of SAP, engaged in the following transactions with SAP: providing consulting services to SAP, receiving sport sponsoring from SAP, and making purchases of SAP products and services.

Occasionally, members of the Executive Board of SAP SE obtain services from SAP for which they pay a consideration consistent with those negotiated at arm’s length between unrelated parties.

All amounts related to the abovementioned transactions were immaterial to SAP in all periods presented.

Related Party Transactions

							Companies Controlled by
	Executive Board Members		Supervisory Board Members				Supervisory Board Members			Associated Entities
€ millions	2023	2022	2023		2022		2023		2022	2023	2022
Products and services provided	NA	NA	0		0		0		1	13	11
Products and services received	NA	NA	2	[1]	2	[1]	3		4	110	113
Sponsoring and other financial support provided	NA	NA	NA		NA		7		5	NA	NA
Outstanding balances at year end (Vendors)	NA	NA	0		0		0		0	-6	-18
Outstanding balances at year end (Customers)	NA	NA	0		0		0		0	0	4
Commitments at year end	NA	NA	0		0		42	[2]	51	NA	NA

[1] Including services from employee representatives on the Supervisory Board in their capacity as employees of SAP

[2] The longest of these commitments is five years.

All of these balances are unsecured and interest-free and settlement is expected to occur in cash.

For information about the compensation of our Executive Board and Supervisory Board members, see Note (G.5).